AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (unaudited)

September 30, 2020

	Principal Amount†	Value
Corporate Bonds and Notes - 67.5%
Financials - 25.9%
Ally Financial, Inc.
8.000%, 11/01/31	1,267,000	$1,734,681
Alta Wind Holdings LLC
7.000%, 06/30/35[1]	4,248,352	5,162,979
American International Group, Inc.
4.875%, 06/01/22	560,000	600,289
Banco Santander Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico (Mexico)
5.375%, 04/17/25[1]	1,995,000	2,220,435
Banco Santander, S.A. (Spain)
5.179%, 11/19/25	17,200,000	19,476,342
Bank of America Corp.
(3.419% to 12/20/2027 then 3 month LIBOR + 1.040%) 3.419%, 12/20/28[2,3]	12,410,000	13,809,545
Brighthouse Financial Inc.
4.700%, 06/22/47	890,000	856,534
Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000	9,522,048
3.950%, 11/09/22	2,190,000	2,327,067
Equifax, Inc.
7.000%, 07/01/37	4,421,000	5,856,785
GE Capital Funding LLC
4.550%, 05/15/32[1]	9,290,000	9,985,493
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	9,880,000	14,354,933
iStar, Inc.
3.125%, 09/15/22[4]	2,055,000	2,185,610
Jefferies Group LLC
5.125%, 01/20/23	8,800,000	9,592,192
JPMorgan Chase & Co.
4.125%, 12/15/26	11,005,000	12,786,894
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	20,972,000	23,051,155
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	8,295,000	11,681,126
MBIA Insurance Corp.
(3 Month LIBOR + 11.260%) 11.535%, 01/15/33[1,3,5]	525,000	183,750
Morgan Stanley
3.950%, 04/23/27	17,265,000	19,571,122
GMTN, 4.350%, 09/08/26	5,000,000	5,787,504
MTN, 6.250%, 08/09/26	11,000,000	13,969,970
National Life Insurance Co.
10.500%, 09/15/39[1]	5,000,000	8,043,028
Nationwide Mutual Insurance Co.
4.350%, 04/30/50[1]	12,840,000	13,755,375

	Principal Amount†		Value
Navient Corp.
5.000%, 03/15/27	155,000		$145,550
5.500%, 01/25/23	14,070,000		14,159,415
5.625%, 08/01/33	1,160,000		976,285
5.875%, 10/25/24	895,000		889,970
6.125%, 03/25/24	45,000		45,338
6.750%, 06/15/26	1,105,000		1,102,238
Old Republic International Corp.
4.875%, 10/01/24	4,915,000		5,579,304
OneMain Finance Corp.
8.250%, 10/01/23	8,015,000		8,896,650
Owl Rock Capital Corp.
4.250%, 01/15/26	9,340,000		9,461,700
Prudential Financial, Inc.
3.700%, 03/13/51	1,685,000		1,858,319
Quicken Loans LLC
5.250%, 01/15/28[1]	2,080,000		2,191,613
5.750%, 05/01/25[1]	1,815,000		1,868,542
Societe Generale, S.A. (France)
4.750%, 11/24/25[1]	7,535,000		8,267,135
5.200%, 04/15/21[1]	7,000,000		7,188,446
Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		17,728,020
Total Financials			286,873,382
Industrials - 38.9%
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	169,300,000	MXN	7,768,436
American Airlines 2016-2 Class B Pass Through Trust
4.375%, 06/15/24[1]	17,125,000		11,594,480
American Airlines 2016-3 Class B Pass Through Trust
3.750%, 10/15/25	6,275,177		4,384,838
American Airlines 2017-1B Class B Pass Through Trust
Series B 4.950%, 02/15/25	2,824,307		1,990,584
American Airlines 2017-2 Class B Pass Through Trust
Series B 3.700%, 10/15/25	2,309,595		1,469,303
ArcelorMittal, S.A. (Luxembourg)
7.000%, 03/01/41[6]	11,065,000		13,665,275
7.250%, 10/15/39[6]	6,604,000		8,335,245
AT&T, Inc.
3.400%, 05/15/25[7]	13,530,000		14,970,947
4.300%, 02/15/30	14,685,000		17,406,575
The Boeing Co.
3.100%, 05/01/26	90,000		89,779
3.250%, 02/01/35	70,000		65,798
3.550%, 03/01/38	460,000		419,032
3.625%, 03/01/48	15,000		13,182
3.750%, 02/01/50	255,000		233,366

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 38.9% (continued)
The Boeing Co.
3.850%, 11/01/48	410,000	$375,695
3.950%, 08/01/59	1,920,000	1,738,105
Booking Holdings, Inc.
0.900%, 09/15/21[4]	10,970,000	11,673,228
CenturyLink, Inc.
Series S 6.450%, 06/15/21	5,900,000	6,054,875
Chesapeake Energy Corp.
5.500%, 09/15/26[4,6,8]	3,580,000	116,708
8.000%, 06/15/27[8]	965,000	32,569
Continental Airlines, Inc. 2007-1 Class A Pass Through Trust
Series 071A 5.983%, 04/19/22	11,010,460	10,798,251
Continental Airlines, Inc. 2007-1 Class B Pass Through Trust
Series 071B 6.903%, 04/19/22	549,140	470,550
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,868,062
4.500%, 04/15/23	385,000	366,905
Corning, Inc.
6.850%, 03/01/29	9,142,000	11,919,209
Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	4,237,178
Cummins, Inc.
5.650%, 03/01/98	6,460,000	8,419,297
Dell International LLC / EMC Corp.
8.100%, 07/15/36[1]	3,110,000	4,089,769
8.350%, 07/15/46[1]	2,990,000	3,950,425
Delta Air Lines, Inc.
Series 071B 8.021%, 08/10/22	1,994,645	1,876,448
Dillard’s, Inc.
7.000%, 12/01/28	225,000	232,525
DISH Network Corp.
3.375%, 08/15/26[4]	1,340,000	1,230,115
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	2,325,000	2,207,587
Enable Midstream Partners, LP
5.000%, 05/15/44[6]	2,725,000	2,285,296
Enbridge Energy Partners, LP
7.375%, 10/15/45	1,870,000	2,737,945
Energy Transfer Partners, LP/Regency Energy Finance Corp.
4.500%, 11/01/23	700,000	744,781
EnLink Midstream Partners, LP
4.150%, 06/01/25	6,145,000	5,291,029
Enterprise Products Operating LLC
4.050%, 02/15/22	2,219,000	2,326,553

	Principal Amount†	Value
ERAC USA Finance LLC
7.000%, 10/15/37[1]	12,000,000	$17,343,485
Fenix Marine Service Holdings, Ltd.
8.000%, 01/15/24	250,000	207,813
Ford Motor Co.
6.375%, 02/01/29	1,990,000	2,069,003
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	28,075,000	27,754,664
General Motors Co.
5.200%, 04/01/45	3,550,000	3,823,935
6.250%, 10/02/43	365,000	432,548
General Motors Financial Co., Inc.
3.600%, 06/21/30[7]	8,855,000	9,170,302
5.250%, 03/01/26	9,680,000	10,890,545
Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,195,347
HCA, Inc.
4.500%, 02/15/27	3,040,000	3,414,508
7.500%, 11/06/33	75,000	99,750
Hewlett Packard Enterprise Co.
6.350%, 10/15/45[6]	2,243,000	2,858,920
Kinder Morgan Energy Partners, LP
3.500%, 09/01/23	6,685,000	7,129,039
4.150%, 03/01/22	5,620,000	5,882,112
5.800%, 03/01/21	4,320,000	4,414,090
KLA Corp.
5.650%, 11/01/34	4,590,000	6,132,601
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1,7]	4,725,000	4,993,037
Masco Corp.
6.500%, 08/15/32	254,000	329,270
7.750%, 08/01/29	499,000	704,060
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.
6.500%, 06/20/27[1]	2,000,000	2,082,500
Noble Energy, Inc.
3.900%, 11/15/24	3,670,000	4,015,573
Nuance Communications, Inc.
1.000%, 12/15/35[4]	2,060,000	2,992,150
1.250%, 04/01/25[4]	1,360,000	2,408,968
1.500%, 11/01/35	40,000	65,749
ONEOK Partners, LP
4.900%, 03/15/25	13,736,000	15,052,268
6.200%, 09/15/43	245,000	259,564
Owens Corning
7.000%, 12/01/36	2,715,000	3,619,405
PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	10,942,100
6.375%, 05/15/33	5,135,000	6,457,262
Qwest Corp.
7.250%, 09/15/25[7]	990,000	1,137,147
Reliance Industries, Ltd. (India)
5.400%, 02/14/22[1]	3,250,000	3,424,208

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 38.9% (continued)
Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27[1]	1,760,000	$2,050,697
Sealed Air Corp.
5.500%, 09/15/25[1]	1,580,000	1,745,900
SM Energy Co.
10.000%, 01/15/25[1]	1,357,000	1,289,150
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	5,411,400
6.375%, 11/15/33	3,530,000	4,200,700
Telefonica Emisiones SAU (Spain)
4.570%, 04/27/23	900,000	986,190
Time Warner Cable LLC
5.500%, 09/01/41	805,000	975,167
The Toro Co.
6.625%, 05/01/37	6,810,000	8,388,821
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	12,800,000	16,572,229
TransDigm, Inc.
8.000%, 12/15/25[1]	1,870,000	2,033,625
UAL 2007-1 Pass Through Trust
Series 071A 6.636%, 07/02/22	6,625,326	6,162,043
United Airlines 2016-2 Class B Pass Through Trust
Series 16-2 3.650%, 10/07/25	1,848,389	1,388,602
United States Steel Corp.
6.650%, 06/01/37[7]	2,685,000	1,651,275
US Airways 2011-1 Class A Pass Through
Series A 7.125%, 10/22/23	1,774,551	1,512,070
Vale Overseas, Ltd. (Cayman Islands)
6.875%, 11/21/36	1,759,000	2,289,673
Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000	30,803,033
ViacomCBS, Inc.
4.950%, 05/19/50[7]	4,115,000	4,828,365
WestRock MWV LLC
7.550%, 03/01/47	970,000	1,388,850
Whirlpool Corp.
4.600%, 05/15/50	3,460,000	4,285,287
Total Industrials		430,714,945
Utilities - 2.7%
DCP Midstream Operating, LP
6.450%, 11/03/36[1]	870,000	833,704
Edison International
4.950%, 04/15/25	460,000	503,515

	Principal Amount†	Value
Empresa Nacional de Electricidad S.A. (Chile)
7.875%, 02/01/27	2,900,000	$3,465,282
Enel Finance International, N.V. (Netherlands)
6.000%, 10/07/39[1]	11,152,000	15,160,583
Enterprise Products Operating LLC
3.900%, 02/15/24	6,400,000	6,975,904
Tenaga Nasional Bhd (Malaysia)
7.500%, 11/01/25[1]	2,000,000	2,538,655
Total Utilities		29,477,643
Total Corporate Bonds and Notes
(Cost $657,730,453)		747,065,970
Asset-Backed Security - 0.5%
FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43[1,9]	8,351,435	5,744,819
Total Asset-Backed Security
(Cost $8,266,281)		5,744,819
Mortgage-Backed Securities - 0.0%#
Commercial Mortgage Trust
Series 2014-UBS4, Class A2 2.963%, 08/10/47	91,096	91,596
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D 5.853%, 03/15/441,[3]	435,000	206,212
Total Mortgage-Backed Securities
(Cost $492,918)		297,808
Municipal Bonds - 1.3%
Illinois State
5.100%, 06/01/33	1,070,000	1,081,331
Michigan Tobacco Settlement Finance Authority
7.309%, 06/01/46	1,875,000	1,914,938
Virginia Tobacco Settlement Financing Corp.
6.706%, 06/01/46	11,390,000	11,755,961
Total Municipal Bonds
(Cost $13,740,938)		14,752,230
U.S. Government and Agency Obligations - 20.7%
Fannie Mae - 0.1%
FNMA,
3.000%, 07/01/27	917,942	965,075
6.000%, 07/01/29	661	750
Total Fannie Mae		965,825
Freddie Mac - 0.0%#
FHLMC Gold,
5.000%, 12/01/31	10,178	11,167
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds,
1.250%, 05/15/50[7]	106,340,000	101,089,462
1.375%, 08/15/50[7]	54,095,000	53,089,171

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
U.S. Treasury Obligations - 20.6% (continued)
U.S. Treasury Bonds,
3.000%, 08/15/48	21,295,000		$29,091,798
U.S. Treasury Notes,
1.500%, 11/30/21	44,555,000		45,254,653
Total U.S. Treasury Obligations			228,525,084
Total U.S. Government and Agency Obligations
(Cost $220,376,040)			229,502,076
Foreign Government Obligations - 3.7%
Brazilian Government International Bonds
8.500%, 01/05/24	6,650,000	BRL	1,301,593
10.250%, 01/10/28	5,750,000	BRL	1,205,269
European Investment Bank Bonds
0.000%, 03/10/21[10]	5,000,000	AUD	3,570,995
Mexican Bonos
Series M 7.750%, 05/29/31	49,000,000	MXN	2,498,343
Series M 8.000%, 12/07/23	122,500,000	MXN	6,077,272
Series M 20 10.000%, 12/05/24	461,500,000	MXN	24,804,307
Norway Government Bond
Series 474 3.750%, 05/25/21[1]	13,210,000	NOK	1,450,581
Total Foreign Government Obligations
(Cost $67,290,602)			40,908,360

	Shares
Common Stocks - 2.2%
Communication Services - 0.8%
AT&T, Inc.	314,704		8,972,211
Health Care - 0.5%
Bristol-Myers Squibb Co.	91,569		5,520,695
Information Technology - 0.9%
Corning, Inc.	297,381		9,638,118
Total Common Stocks
(Cost $21,899,963)			24,131,024
Preferred Stocks - 1.2%
Financials - 1.1%
Bank of America Corp., 7.25% [4]	7,808		11,618,304
Navient Corp., 6.00%	41,250		882,338
Total Financials			12,500,642
Utilities - 0.1%
Wisconsin Electric Power Co., 3.60% [7]	3,946		363,584
Total Preferred Stocks
(Cost $8,303,211)			12,864,226

	Principal Amount†	Value
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 1.6%
Cantor Fitzgerald Securities, Inc., dated 09/30/20, due 10/01/20, 0.100% total to be received $1,677,992 (collateralized by various U.S. Government Agency Obligations, 0.415% 9.000%, 10/25/20 - 06/20/69, totaling $1,711,547)	$1,677,987	$1,677,987
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $1,904,046 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $1,942,129)	1,904,040	1,904,040
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $3,649,681 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $3,722,667)	3,649,673	3,649,673
Mirae Asset Securities, Inc., dated 09/30/20, due 10/01/20, 0.130% total to be received $1,166,158 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 07/20/70, totaling $1,189,481)	1,166,154	1,166,154
MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,674,934 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $2,728,427)	2,674,928	2,674,928
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $4,108,520 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $4,190,681)	4,108,511	4,108,511
State of Wisconsin Investment Board, dated 09/30/20, due 10/01/20, 0.210% total to be received $2,117,665 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/22 - 02/15/46, totaling $2,165,804)	2,117,653	2,117,653
Total Joint Repurchase Agreements		17,298,946

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[12]	7,097,329	7,097,329
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[12]	7,097,330	7,097,330

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.9% (continued)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[12]	7,312,400	$7,312,400
Total Other Investment Companies		21,507,059
Total Short-Term Investments
(Cost $38,806,005)		38,806,005

Value
Total Investments - 100.6%
(Cost $1,036,906,411)	$1,114,072,518
Other Assets, less Liabilities - (0.6)%	(6,901,768)
Net Assets - 100.0%	$1,107,170,750

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05% .
[1]

Security exempt from registration under Rule144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $148,831,151 or 13.4% of net assets.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed ratein effect at September30, 2020. Rate will reset at a future date.
[3]

Variable rate security. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at September 30, 2020, amounted to $32,290,832 or 2.9% of net assets.

[5]	Security is in arrears. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[6]	Step Bond:A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]

Some of these securities, amounting to $174,050,808 or 15.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[9]	Security’s value was determined by using significant unobservable inputs.
[10]	Zero Coupon Bond.
[11]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[12]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as anannual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
MXN	Mexican Peso
NOK	Norwegian Krone

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$747,065,970	—	$747,065,970
Asset-Backed Security	—	—	$5,744,819	5,744,819
Mortgage-Backed Securities	—	297,808	—	297,808
Municipal Bonds	—	14,752,230	—	14,752,230
U.S. Government and Agency Obligations†	—	229,502,076	—	229,502,076
Foreign Government Obligations	—	40,908,360	—	40,908,360
Common Stocks††	$24,131,024	—	—	24,131,024
Preferred Stocks††	12,864,226	—	—	12,864,226
Short-Term Investments
Joint Repurchase Agreements	—	17,298,946	—	17,298,946
Other Investment Companies	21,507,059	—	—	21,507,059

Total Investments in Securities	$58,502,309	$1,049,825,390	$5,744,819	$1,114,072,518

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2020:

Asset-Backed Security
Balance as of December 31, 2019	—
Accrued discounts (premiums)	$4,393
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(2,610,774)
Purchases	—
Sales	—
Transfers in to Level 3	8,351,200
Transfers out of Level 3	—
Balance as of September 30, 2020	$5,744,819
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2020	$(2,610,774)

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fairvalue measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2020	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
	$2,296,648	Market Approach	Broker Price	$55	N/A	Increase
Bond	3,448,171	Market Approach	Comparable Bond Prices	$78-$87	$82.50	Increase

	$5,744,819

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:

Country	% of Long-Term Investments
Brazil	0.2
Cayman Islands	0.2
Chile	0.3
France	1.5
India	0.3
Ireland	0.5
Luxembourg	3.3
Malaysia	0.3
Mexico	4.0
Netherlands	2.7
Norway	0.1
South Korea	0.2
Spain	1.9
United Kingdom	2.6
United States	81.9

100.0

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$174,050,808	$17,298,946	$163,092,485	$180,391,431

The following table summarizes the securities received as collateral for securities lending at September 30, 2020:

Collateral Type	Coupon Range	Maturity Date Range
U.S. Government Obligations	0.000%-10.000%	10/01/20-08/20/70
U.S. Treasury Obligations	0.000%-3.875%	10/08/20-05/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.